SHARE-BASED COMPENSATION (Schedule of Assumptions Used to Estimate Fair Value) (Details) (Share Options [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per share	$ 2.49	$ 3.17
Expected volatility	57.00%	61.00%
Expected dividends
Expected life	2 years 3 months 22 days	2 years 7 months 13 days
Risk-free interest rate (per annum)	0.33%	0.34%